Owners' Capital/Partners' Equity - Incentive Distribution Rights (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	11 Months Ended	56 Months Ended
	Dec. 31, 2018	Nov. 26, 2018	Dec. 31, 2018	Nov. 27, 2018
Minimum Quarterly Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	$ 0.375	$ 0.375
First Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.375	0.375
First Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.43125	0.43125
Second Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.43125	0.43125
Second Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.46875	0.46875
Third Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		0.46875
Third Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		0.5625
Thereafter | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	$ 0.46875	$ 0.5625
GasLog Ltd.
Owners' Capital/Partners' Equity
Percentage of IDRs held			100.00%
Common units | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	98.00%	98.00%
Common units | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	98.00%	98.00%
Common units | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	85.00%	85.00%
Common units | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		75.00%
Common units | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	75.00%	50.00%
General partner units | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%	2.00%
General partner units | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%	2.00%
General partner units | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%	2.00%
General partner units | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		2.00%
General partner units | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%	2.00%
Incentive distribution rights
Owners' Capital/Partners' Equity
Payment in exchange for waiving of rights				$ 25,000
Incentive distribution rights | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	0.00%	0.00%
Incentive distribution rights | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	0.00%	0.00%
Incentive distribution rights | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	13.00%	13.00%
Incentive distribution rights | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		23.00%
Incentive distribution rights | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	23.00%	48.00%